Redeemable noncontrolling interests - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Redeemable noncontrolling interests
Reclassified as noncontrolling interests within permanent equity		¥ 30,701
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Redeemable noncontrolling interests
Noncontrolling Interest, ownership percentage by noncontrolling owners			47.63%
Fair value of redeemable noncontrolling interests			¥ 31,397
Reclassified as noncontrolling interests within permanent equity	¥ 30,701